Right-of-use assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€) contract
Rostock headquarters building
Leases
Lease term	12 years
Number of times the lease contract can be extended | contract	2
Lease contract extension term	6 years
Rental expense	€ 1,500
Rostock headquarters building and Berlin offices
Leases
Bank guarantee	3,257
Short term deposits pledged as security	€ 2,768
Plant and machinery
Leases
Lease term	2 years
Rental deposits	€ 51
Other equipment
Leases
Lease term	4 years
Motor vehicles
Leases
Lease term	3 years
Certain motor vehicles and premises | Maximum
Leases
Lease term	12 months